RELATED PARTY TRANSACTIONS (Schedule of related party leasing revenues and repayments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Profit sharing income - related parties	$ 1,512	$ 10,358
Interest income related parties – direct financing leases	766	946
Service revenue related parties – direct financing leases	3,258	3,591
Golden Ocean
Related Party Transaction [Line Items]
Operating Lease, Lease Income	25,261	26,663
Profit sharing income - related parties	1,244	0
Frontline Shipping
Related Party Transaction [Line Items]
Profit sharing income - related parties	268	10,358
Interest income related parties – direct financing leases	766	946
Service revenue related parties – direct financing leases	3,258	3,591
Direct financing lease repayments	$ 3,176	$ 3,403